Related Party Transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Related Party Transactions	Related Party Transactions
Consortium Agreements
In December 2016, the Company entered into a consortium agreement (Note 9) with two Legacy Origin Series B preferred stock investors to collaborate on development of a process to commercialize bio-based, decarbonizing materials for application on an industrial scale at a competitive price. Under the consortium agreement, the Company received $0.5 million. The agreement expires once performance of the research and development program has been completed.
In August 2018, the agreement was amended, whereby a Legacy Origin Series C preferred stock investor (the “Legacy Origin Series C Investor”, and collectively with the two Legacy Origin Series B investors, the “Legacy Origin Investors”) was added to the agreement and committed to invest $1.5 million of research and development in the consortium. As of December 31, 2021, the Legacy Origin Series C Investor had not invested any funds in the consortium.
Offtake Agreements
The Company maintains four separate offtake supply agreements (the “Offtake Agreements”). All are with Legacy Origin stockholders or affiliates of Legacy Origin stockholders. Pursuant to the Offtake Agreements, the Company will construct manufacturing plants with specific capacity and product quality requirements within certain timeframes for the manufacture of product for sale to the counterparties to the agreements, and the counterparties will make minimum annual purchases at a set price, subject to adjustments, all as defined in the agreements.
The Offtake Agreements allow the customers to terminate the agreements if specified construction and product delivery requirements are not satisfied. For example, under two of these agreements, if Origin 1 has not commenced commercial operation by December 31, 2021 or Origin has not delivered specified product volume from Origin 1 by September 30, 2022, then the customer may terminate the agreement and any outstanding secured promissory notes resulting from advance payments made to Origin will become due immediately (see Note 12). These outstanding obligations, together with accrued interest, totaled an aggregate of $10.9 million and $10.7 million as of December 31, 2021 and December 31, 2020 respectively (see Note 12). These agreements also require the Company to pay liquidated damages up to an aggregate of $0.9 million if Origin 1 has not commenced commercial operation by December 31, 2020 or the Company has not delivered specified product volume from Origin 1 by September 30, 2021. In November 2021, one counterparty agreed to waive compliance with the milestones and their right to liquidated damages until June 30, 2022 and in December 2021 the other counterparty agreed to waive compliance with the milestones and their right to liquidated damages until March 31, 2022. A third offtake agreement is terminable by the customer if commercial operation or delivery of product from Origin 1 has not occurred by December 31, 2022.
The Company believes enforcement of the liquidated damages provisions was not probable and expects to secure amendments to these offtake agreements pursuant to its ongoing discussions with these customers. However, the Company cannot guarantee that it will be successful in amending these offtake agreements.
One of the Offtake Agreements provides the counterparty the option, exercisable within 1 year of the first delivery of product from Origin 1, to enter into a contract to purchase a range of quantities of product from Origin 2 for a maximum term of 10 years. If the option is exercised and the Company directly or indirectly constructs Origin 2, the Company must either enter into an agreement with the counterparty within 90 days or pay a fee. There are no impacts to these consolidated financial statements from this stipulation.
Stockholder Convertible Notes Payable
In November 2019, the Company entered into secured convertible note agreements (“Bridge Notes”) with certain Legacy Origin preferred stockholders, whereby the Company can borrow up to $6.0 million. The Bridge Notes bore an annual interest rate of 10% and matured on March 31, 2021, unless converted. If the Company issues shares of a new series of preferred stock prior to maturity, the outstanding principal and unpaid accrued interest will convert at 70% of the per share price of the new series of preferred stock. Upon a liquidation event, as defined in the agreements, the Company would be required to repay purchasers in cash an amount equal to 200% of the outstanding principal amount plus the outstanding principal and accrued interest. The Bridge Notes were collateralized by substantially all of the Company’s assets. At December 31, 2020, there was $3.2 million, outstanding on the Bridge Notes. The conversion and liquidation features were deemed to be derivatives under ASC 815 (see Note 6) and separately measured and recognized from the Bridge Notes through a debt discount.
In January of 2021, the Company amended the Bridge Notes to extend the maturity date from March 31, 2021 to September 30, 2021. The amendment also added a SPAC transaction to the conversion provision such that the Bridge Notes convert if the Company issues at least $50 million of shares of a new series of preferred stock or closes a SPAC transaction (each a “Qualified Financing”) prior to maturity. In a Qualified Financing that is a preferred stock issuance, the notes convert at 70% of the cash price paid per share for the preferred shares. In a Qualified Financing that is a SPAC transaction, the notes convert at the lesser of (i) 70% of the per share value attributed to the shares of the Company’s common stock as set forth in the Merger Agreement or (ii) the per share value that would be attributed to the Company’s common stock assuming a pre-transaction valuation of the Company in connection with the SPAC transaction of $700 million. These notes fully converted into the Company common stock upon consummation of the Business Combination (see Note 4).
In February of 2021 the Company issued $10.0 million of new, unsecured convertible notes (the “Convertible Notes”). The Convertible Notes bore an annual interest rate of 8% and mature on September 30, 2021, unless converted. If the Company issues at least $50 million worth of shares of a new series of preferred stock prior to maturity or closes a SPAC transaction (each a “Qualified Financing”), the outstanding principal and unpaid accrued interest will convert at 80% of the per share price of the new series of preferred stock or, in the case of a SPAC transaction, at 80% of the per share value attributed to the shares of the Company’s common stock as set forth in the Merger Agreement. Upon a Change of Control (other than a Qualified Financing), as defined in the Convertible Notes, the Company will repay purchasers in cash an amount equal to the outstanding principal and accrued interest plus a repayment premium equal to 100% of the outstanding principal amount of the notes. Debt issuance costs are recorded against the outstanding payable balance. These notes fully converted into the Company common stock upon consummation of the Business Combination (see Note 4).
Legacy Stockholder Note
In November 2016, the Company received a $5.0 million prepayment from a Legacy Origin stockholder for product from Origin 1 pursuant to an Offtake Agreement (see Note 11). The prepayment was to be credited against the purchase of products over the term of the Offtake Agreement. The prepayment was secured by a promissory note (the “Promissory Note”) to be repaid in cash in the event that the prepayment could not be credited against the purchase of product, for example, if Origin 1 was never constructed. The Promissory Note was collateralized substantially by Origin 1 and other assets of Origin Material Canada Pioneer Limited. In May 2019, the Company and legacy stockholder amended the Offtake Agreement and Promissory Note. The amendment added accrued interest of $0.2 million to the principal balance of the prepayment and provided for the prepayment amount to be repaid in three annual installments rather than being applied against the purchase of product from Origin 1. The Promissory Note would bear interest at 3.50% per annum and be repaid in three installments of $2.2 million, $2.1 million, and $2.1 million (inclusive of accrued but unpaid interest) on December 20, 2024, December 19, 2025, and December 18, 2026, respectively. At December 31, 2021 and December 31, 2020, the total debt principal outstanding was $5.2 million.
Legacy Related Party Other Liabilities, Long-term
In November 2016, the Company received a $5.0 million prepayment from a legacy stockholder for product from Origin 1 pursuant to an Offtake Agreement (see Note 11). The prepayment is to be credited against the purchase of products from Origin 1 over the term of the Offtake Agreement. Specifically, repayment is effected by applying a credit to product purchases each month over the first five years of operation of Origin 1 up to $7.5 million, which is equal to 150% of the prepayment amount. If product purchases are not sufficient to recover the advances, the application of the credit to purchases as payment of the advances will continue until fully repaid. The prepayment is secured by a note to be repaid in cash in the event the prepayment cannot be credited against the purchase of product, for example, if Origin 1 is never constructed. The note is collateralized substantially by Origin 1 and other assets of Origin Material Canada Pioneer Limited. If repaid in cash, the note bears an annual interest rate of the three-month London Interbank Offered Rate (LIBOR) plus 0.25% (0.38% at December 31, 2021) and matures five years from the commercial operation date of Origin 1. At December 31, 2021 and December 31, 2020 the total note principal outstanding was $5.1 million and accrued interest outstanding was $0.1 million.